Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	$ 15,056
Balance as of ending of year	30,039	$ 15,056
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	20,675	15,702
Additions	18,992	7,293
Transfers	(349)	0
Disposals	(577)	(1,034)
Translation differences	1,205	(1,286)
Balance as of ending of year	39,944	20,675
Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	(5,619)	(3,006)
Transfers	48	0
Depreciation for the period	4,453	3,130
Disposals	(378)
Disposals		205
Translation differences	260	(312)
Balance as of ending of year	(9,905)	(5,619)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	3,189
Balance as of ending of year	7,555	3,189
Leasehold improvements | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	3,960	3,323
Additions	2,470	855
Transfers	2,930	(117)
Disposals	(3)	(74)
Translation differences	215	(25)
Balance as of ending of year	9,572	3,960
Leasehold improvements | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	(771)	(75)
Transfers	2	24
Depreciation for the period	1,232	722
Disposals	0
Disposals		0
Translation differences	17	(2)
Balance as of ending of year	(2,017)	(771)
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	6,441
Balance as of ending of year	10,497	6,441
Plant and machinery | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	9,707	8,035
Additions	4,978	2,302
Transfers	1,820	353
Disposals	(536)	(220)
Translation differences	623	(763)
Balance as of ending of year	16,592	9,707
Plant and machinery | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	(3,266)	(1,603)
Transfers	(680)	0
Depreciation for the period	2,406	1,814
Disposals	(421)
Disposals		14
Translation differences	164	(137)
Balance as of ending of year	(6,095)	(3,266)
Furniture, fittings and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	2,693
Balance as of ending of year	7,078	2,693
Furniture, fittings and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	4,275	3,591
Additions	1,727	1,722
Transfers	2,570	106
Disposals	(38)	(740)
Translation differences	318	(405)
Balance as of ending of year	8,851	4,275
Furniture, fittings and equipment | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	(1,582)	(1,328)
Transfers	726	(24)
Depreciation for the period	797	594
Disposals	43
Disposals		191
Translation differences	77	(173)
Balance as of ending of year	(1,773)	(1,582)
Construction in progress for property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	2,733
Balance as of ending of year	4,463	2,733
Construction in progress for property, plant and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	2,733	753
Additions	9,817	2,414
Transfers	(8,121)	(342)
Translation differences	35	(93)
Balance as of ending of year	4,463	2,733
Construction in progress for property, plant and equipment | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	0	0
Balance as of ending of year	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	0
Balance as of ending of year	446	0
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	0
Additions	0	0
Transfers	452	0
Disposals	0	0
Translation differences	14	0
Balance as of ending of year	466	0
Buildings | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of beginning of year	0	0
Transfers	0	0
Depreciation for the period	18	0
Disposals	0
Disposals		0
Translation differences	2	0
Balance as of ending of year	$ (20)	$ 0